Basis of preparation and accounting policies	12 Months Ended
Dec. 31, 2023
Basis of preparation and accounting policies
Basis of preparation and accounting policies

1 Basis of preparation and accounting policies

Basis of preparation

The shares of RELX PLC are traded on the London, Amsterdam and New York stock exchanges. RELX PLC and its subsidiaries, joint ventures and associates are together known as ‘RELX’. In preparing the consolidated financial statements, subsidiaries are accounted for under the acquisition method and investments in joint ventures and associates are accounted for under the equity method. All intra-group transactions and balances are eliminated.

On acquisition of a subsidiary, or interest in a joint venture or associate, fair values, reflecting conditions at the date of acquisition, are attributed to the net assets, including identifiable intangible assets acquired. Adjustments are made to bring accounting policies into line with those of the Group. The results of subsidiaries sold or acquired are included in the consolidated financial statements up to or from the date that control passes from or to the Group. Non-controlling interests in the net assets of the Group are identified separately from shareholders’ equity. Non-controlling interests consist of the amount of those interests at the date of the original acquisition and the non-controlling share of changes in equity since the date of acquisition.

The directors of RELX PLC, having made appropriate enquiries, consider that adequate resources exist for the Group to continue in operational existence for the foreseeable future and that, therefore, it is appropriate to adopt the going concern basis in preparing the consolidated financial information for the year ended 31 December 2023. As part of the going concern assessment the directors considered the sufficiency of the Group’s liquidity resources, including committed credit facilities, over the 18 month period to 30 June 2025. Please refer to page 105 for further disclosure in respect of going concern.

In preparing the Group financial statements management has considered the impact of climate change, taking into account the relevant disclosures in the Strategic Report, including those made in accordance with the recommendations of the Taskforce on Climate-related Financial Disclosure. This included an assessment of assets with indefinite and long lives and how they could be impacted by measures taken to address global warming. Recognising that the Group's operations, and the use of the Group's products, have a relatively low environmental impact, no issues were identified that would impact the carrying values of such assets or have any other material impact on the financial statements.

Accounting policies

The Group’s consolidated financial statements are prepared in accordance with UK adopted International Accounting Standards in conformity with the requirements of the Companies Act 2006 and International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The accounting policies under IFRS are included in the relevant notes to the consolidated financial statements. The accounting policies below are applied throughout the financial statements and are unchanged from those applied in preparing the consolidated financial statements for the year ended 31 December 2022.

Foreign exchange translation

The consolidated financial statements are presented in sterling.

Transactions in foreign currencies are recorded at the rate of exchange prevailing on the date of the transaction. Non-monetary assets and liabilities that are measured at historical cost in foreign currencies are translated using the exchange rate at the date of the transaction. At each statement of financial position date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rate prevailing on the statement of financial position date. Exchange differences arising are recorded in the income statement other than where hedge accounting applies, as set out on pages 194 to 200.

Assets and liabilities of foreign operations are translated at exchange rates prevailing on the statement of financial position date. Income and expense items and cash flows of foreign operations are translated at the average exchange rate for the period. Significant individual items of income and expense and cash flows in foreign operations are translated at the rate prevailing on the date of transaction.

Exchange differences arising are classified as equity and transferred to the translation reserve. When foreign operations are disposed of, the related cumulative translation differences are recognised within the income statement in the period. The Group uses derivative financial instruments, primarily forward contracts, to hedge its exposure to certain foreign exchange risks. Details of the Group’s accounting policies in respect of derivative financial instruments are set out on page 194.

Critical judgements and key sources of estimation uncertainty

The preparation of financial statements requires management to make judgements and estimates in the application of accounting policies used to report the financial position, results and cash flows of the Group. The actual outcome may differ to these estimates.

The critical judgements and key sources of estimation uncertainty are summarised below. Further detail is provided in the notes to the financial statements as referenced.

Critical judgements

■

Capitalisation of development spend: assessing the potential value of a development project, determining the costs which are eligible for capitalisation and the selection of appropriate asset lives (see note 14)

Key sources of estimation uncertainty

■	Defined benefit pension obligation: determining an appropriate rate at which the future pension payments are discounted, mortality and inflation assumptions (see note 6)

1 Basis of preparation and accounting policies (continued)

Other areas of judgement and accounting estimates

The consolidated financial statements include other areas of judgement and accounting estimates. These include:

■	Taxation: The valuation of provisions related to uncertain tax positions involves estimation (see note 9)

■Goodwill: The assessment of the carrying value of goodwill requires management judgement and estimation to determine the value in use of the businesses (see note 14).

■

Acquired intangible assets: Judgement is involved in identification of separate intangible assets on acquisition and estimation is required to determine future cashflows and discount rates used in valuation (see note 14).

Standards and amendments effective for the year

The following accounting standards and amendments were adopted during the year and had no significant impact on the Group’s accounting policies or reporting:

■IFRS 17 Insurance Contracts;

■Amendment to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors – Definition of Accounting Estimates;

■Amendment to IAS 1 Presentation of Financial Statements – Disclosure of Accounting Policies;

■Amendment to IAS 12 Income Taxes – Deferred Tax related to Assets and Liabilities arising from a single transaction; and

■Amendment to IAS 12 Income Taxes – International Tax Reform – Pillar Two Model Rules.

Standards, amendments and interpretations not yet effective

The following amendments and interpretations will become effective for the 2024 financial year. These are not expected to have a significant impact on the accounting policies and reporting:

■Amendment to IAS 1 Presentation of Financial Statements – Non-current Liabilities with Covenants;

■Amendment to IFRS 16 Leases – Lease Liability in a Sale and Leaseback;

■	Amendment to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current; and
■	Amendment to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments – Disclosures – Supplier Finance Arrangements.